Income Taxes - Summary of Components of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current tax expense:
Federal income									$ 3,176	$ 2,767	$ 3,804
State income									676	541	636
Total current income tax expense									3,852	3,308	4,440
Deferred tax (benefit) expense:
Federal income									(342)	111	(313)
State income									(91)	8	48
Total deferred income tax (benefit) expense									(433)	119	(265)
Total Income Tax Expense	$ 825	$ 907	$ 732	$ 955	$ 805	$ 688	$ 950	$ 984	$ 3,419	$ 3,427	$ 4,175